Properties (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Mar. 31, 2012 Bala Oakville [Member] CAD	Aug. 31, 2011 IC RailMarineTerminal [Member] USD ($)	Aug. 31, 2011 IC RailMarineTerminal [Member] CAD	Mar. 31, 2011 Lakeshore East [Member] CAD	Mar. 31, 2010 Oakville Subdivision [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Track And Roadway [Member] CAD		Dec. 31, 2011 Capital Leases Lessee Balance Sheet Assets By Major Class Track And Roadway [Member] CAD		Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Rolling Stock [Member] CAD	Dec. 31, 2011 Capital Leases Lessee Balance Sheet Assets By Major Class Rolling Stock [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Buildings [Member] CAD	Dec. 31, 2011 Capital Leases Lessee Balance Sheet Assets By Major Class Buildings [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Information Technology [Member] CAD	Dec. 31, 2011 Capital Leases Lessee Balance Sheet Assets By Major Class Information Technology [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment [Member] CAD	Dec. 31, 2011 Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment [Member] CAD	Dec. 31, 2012 Track And Roadway [Member] CAD		Dec. 31, 2011 Track And Roadway [Member] CAD		Dec. 31, 2012 Rolling Stock [Member] CAD	Dec. 31, 2011 Rolling Stock [Member] CAD	Dec. 31, 2012 Buildings [Member] CAD	Dec. 31, 2011 Buildings [Member] CAD	Dec. 31, 2012 Information technology [Member] CAD		Dec. 31, 2011 Information technology [Member] CAD		Dec. 31, 2012 Other [Member] CAD	Dec. 31, 2011 Other [Member] CAD
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)																				2.00%				4.00%		2.00%		12.00%				6.00%
Cost	34,722,000,000	33,821,000,000																		26,209,000,000	[1]	25,534,000,000	[1]	4,989,000,000	4,923,000,000	1,275,000,000	1,220,000,000	976,000,000	[2]	931,000,000	[2]	1,273,000,000	1,213,000,000
Accumulated depreciation	10,181,000,000	9,904,000,000																		6,948,000,000		6,903,000,000		1,785,000,000	1,668,000,000	492,000,000	473,000,000	427,000,000		383,000,000		529,000,000	477,000,000
Net	24,541,000,000	23,917,000,000																		19,261,000,000		18,631,000,000		3,204,000,000	3,255,000,000	783,000,000	747,000,000	549,000,000		548,000,000		744,000,000	736,000,000
Schedule Of Capital Leases [Line Items]
Cost	1,839,000,000	1,772,000,000						417,000,000	[3]	417,000,000	[3]	1,222,000,000	1,144,000,000	109,000,000	109,000,000	0	0	91,000,000	102,000,000
Accumulated depreciation	441,000,000	396,000,000						53,000,000		48,000,000		353,000,000	317,000,000	18,000,000	16,000,000	0	0	17,000,000	15,000,000
Net	1,398,000,000	1,376,000,000						364,000,000		369,000,000		869,000,000	827,000,000	91,000,000	93,000,000	0	0	74,000,000	87,000,000
Cost of land included in track and roadway properties	1,766,000,000	1,798,000,000
Software development costs	93,000,000	94,000,000
Cost of land included in track and roadway properties with right-of-way access recorded as capital lease	108,000,000	108,000,000
Approximate number of depreciable asset classes	40
Significant Acquisitions and Disposals [Line Items]
IC RailMarine Terminal Disposal Agreement				10-year rail transportation agreement	10-year rail transportation agreement
Disposal date of property, plant and equipment			Mar. 23, 2012	Aug. 01, 2011	Aug. 01, 2011	Mar. 24, 2011	Mar. 29, 2010
Proceeds from disposal of property, plant and equipment			311,000,000	73,000,000	70,000,000	299,000,000	168,000,000
Escrow reserve which was entirely released							24,000,000
Gain on disposals of properties			281,000,000		60,000,000	288,000,000	152,000,000
Gain, after tax, on disposition of property, plant and equipment			252,000,000		38,000,000	254,000,000	131,000,000

[1]	Includes the cost of land of $1,766 million and $1,798 million as at December 31, 2012 and December 31, 2011, respectively.
[2]	The Company capitalized $93 million in 2012 and $94 million in 2011 of internally developed software costs pursuant to FASB Accounting Standards Codification 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”
[3]	Includes $108 million of right-of-way access in both years.